Financial information by segment, Assets and liabilities by business sector (Details) $ in Thousands, € in Millions	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Assets allocated [Abstract]
Contracted concessional assets	$ 7,931,882	$ 8,021,568
Investments carried under the equity method	285,029	294,581
Current financial investments	185,916	207,379
Cash and cash equivalents (project companies)	739,001	622,689	$ 1,078,293	$ 880,487
Total assets	9,755,468	9,751,930
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,037,007	5,036,193
Grants and other liabilities	1,251,578	1,263,744
Long-term and short-term corporate debt	1,056,145	1,023,071			$ 5,600	€ 5
Total liabilities	7,952,972	8,003,325
Equity	1,802,496	1,748,605	$ 1,857,874	$ 1,740,881
Total liabilities and equity	9,755,468	9,751,930
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,430,438	6,533,408
Investments carried under the equity method	230,737	240,302
Current financial investments	2,521	10,761
Cash and cash equivalents (project companies)	494,425	442,213
Total assets	7,158,121	7,226,684
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,865,853	3,857,313
Grants and other liabilities	1,232,324	1,244,346
Total liabilities	5,098,177	5,101,659
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional assets	510,580	517,247
Investments carried under the equity method	14,692	15,358
Current financial investments	115,497	128,461
Cash and cash equivalents (project companies)	41,092	25,392
Total assets	681,861	686,458
Liabilities allocated [Abstract]
Long-term and short-term project debt	470,890	478,724
Grants and other liabilities	11,272	11,212
Total liabilities	482,162	489,936
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	830,053	805,987
Investments carried under the equity method	0	0
Current financial investments	28,335	27,813
Cash and cash equivalents (project companies)	66,348	44,574
Total assets	924,736	878,374
Liabilities allocated [Abstract]
Long-term and short-term project debt	608,062	602,278
Grants and other liabilities	5,661	5,795
Total liabilities	613,723	608,073
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	160,811	164,926
Investments carried under the equity method	39,600	38,921
Current financial investments	39,563	40,344
Cash and cash equivalents (project companies)	23,280	21,369
Total assets	263,254	265,560
Liabilities allocated [Abstract]
Long-term and short-term project debt	92,202	97,878
Grants and other liabilities	2,321	2,391
Total liabilities	94,523	100,269
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	7,931,882	8,021,568
Investments carried under the equity method	285,029	294,581
Current financial investments	185,916	207,379
Cash and cash equivalents (project companies)	625,145	533,548
Total assets	9,027,972	9,057,076
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,037,007	5,036,193
Grants and other liabilities	1,251,578	1,263,744
Total liabilities	6,288,585	6,299,937
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	277,989	268,876
Other current assets (including cash and cash equivalents at holding company level)	449,507	425,978
Total assets	727,496	694,854
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,056,145	1,023,071
Other non-current liabilities	453,940	532,312
Other current liabilities	154,302	148,005
Total liabilities	1,664,387	1,703,388
Equity	1,802,496	1,748,605
Total liabilities and equity	$ 3,466,883	$ 3,451,993